Going Concern (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 02, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Line Items]
Net loss		$ (449,295)	$ (2,658,887)	$ (4,157,737)	$ (4,340,975)	$ (11,525,102)
Net operation cash outflow		(816,544)	$ (1,280,887)	(1,189,734)	(7,724,364)	$ (12,318,965)
Accumulated deficit		(72,871,308)		(72,429,528)	$ (68,161,722)
Ordinary shares sale (in Shares)	1,535,000
Ordinary shares per share (in Dollars per share)	$ 0.00001
Sale of per share price (in Dollars per share)	$ 2
Gross proceeds	$ 3,070,000
Working capital		$ 1,998,298
Previously Reported [Member]
Going Concern [Line Items]
Net operation cash outflow				$ (1,189,734)